SLM Student Loan Trust 2010-1 Monthly Servicing Report
Distribution Date	04/25/2014
Collection Period	03/01/2014 - 03/31/2014

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		04/15/2010	02/28/2014	03/31/2014
	Principal Balance		$1,169,871,248.94	$578,221,493.66	$569,613,295.59
	Interest to be Capitalized Balance		12,910,478.57	3,426,495.18	3,299,723.66

	Pool Balance		$1,182,781,727.51	$581,647,988.84	$572,913,019.25
	Capitalized Interest Account Balance		$7,500,000.00	$-	$-
	Specified Reserve Account Balance		3,028,129.00	1,454,119.97	1,432,282.55

	Adjusted Pool (1)		$1,193,309,856.51	$583,102,108.81	$574,345,301.80
	Weighted Average Coupon (WAC)		2.60%	2.59%	2.59%
	Number of Loans		482,706	226,788	222,522
	Aggregate Outstanding Principal Balance - Tbill			$115,759,433.59	$114,057,856.31
	Aggregate Outstanding Principal Balance - LIBOR			$465,888,555.25	$458,855,162.94
	Pool Factor			0.480204143	0.472992619
	Since Issued Constant Prepayment Rate			1.25%	1.19%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	03/25/2014		04/25/2014
	A	78445XAA4	$543,322,108.81		$534,565,301.80
	B	78445XAB2	$36,780,000.00		$36,780,000.00

C	Account Balances		03/25/2014		04/25/2014
	Reserve Account Balance		$1,454,119.97		$1,432,282.55
	Capitalized Interest Account Balance		$-		$-
	Floor Income Rebate Account		$90,191.67		$188,886.39
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		03/25/2014		04/25/2014
	Adjusted Pool Balance + Supplemental Loan Purchase		$583,102,108.81		$574,345,301.80
	Total Notes		$580,102,108.81		$571,345,301.80
	Difference		$3,000,000.00		$3,000,000.00
	Parity Ratio		1.00517		1.00525

Page 2 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2014 - 03/31/2014, Distribution Date 04/25/2014

II. Trust Activity 03/01/2014 through		03/31/2014

A	Student Loan Principal Receipts
	Borrower Principal	4,517,051.19
	Guarantor Principal	3,110,886.31
	Consolidation Activity Principal	1,593,757.25
	Seller Principal Reimbursement	5,621.20
	Servicer Principal Reimbursement	394.69
	Rejected Claim Repurchased Principal	20,153.01
	Other Principal Deposits	48,323.51

	Total Principal Receipts	$9,296,187.16

B	Student Loan Interest Receipts
	Borrower Interest	394,410.00
	Guarantor Interest	58,647.50
	Consolidation Activity Interest	9,733.22
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	1,833.28
	Servicer Interest Reimbursement	1,382.61
	Rejected Claim Repurchased Interest	843.83
	Other Interest Deposits	67,135.50

	Total Interest Receipts	$533,985.94

C	Reserves in Excess of Requirement	$21,837.42

D	Investment Income	$248.27

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(98,694.72)

M	AVAILABLE FUNDS	$9,753,564.07

N	Non-Cash Principal Activity During Collection Period	$(687,989.09)

O	Non-Reimbursable Losses During Collection Period	$55,509.83

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$72,907.73

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2014 - 03/31/2014, Distribution Date 04/25/2014

III. 2010-1	Portfolio Characteristics

	03/31/2014				02/28/2014
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	2.61%	677	$2,628,489.05	0.461%	2.61%	688	$2,738,782.11	0.474%
GRACE	2.71%	234	$1,004,084.64	0.176%	2.87%	239	$1,002,119.03	0.173%
DEFERMENT	2.10%	35,450	$102,694,864.70	18.029%	2.10%	36,495	$105,348,236.31	18.219%
REPAYMENT: CURRENT	2.67%	122,086	$253,948,546.25	44.583%	2.67%	120,737	$246,189,086.19	42.577%
31-60 DAYS DELINQUENT	2.64%	9,250	$26,558,269.20	4.663%	2.75%	9,766	$28,391,078.34	4.910%
61-90 DAYS DELINQUENT	2.80%	5,218	$16,468,303.64	2.891%	2.71%	5,681	$16,909,436.20	2.924%
91-120 DAYS DELINQUENT	2.70%	3,691	$11,375,744.89	1.997%	2.73%	3,852	$12,100,026.77	2.093%
> 120 DAYS DELINQUENT	2.69%	12,975	$41,938,176.63	7.363%	2.71%	14,112	$45,757,931.89	7.914%
FORBEARANCE	2.77%	29,892	$103,077,188.24	18.096%	2.74%	32,325	$110,692,559.70	19.144%
CLAIMS IN PROCESS	2.67%	2,991	$9,764,882.47	1.714%	2.69%	2,779	$8,727,071.23	1.509%
AGED CLAIMS REJECTED	2.49%	58	$154,745.88	0.027%	2.42%	114	$365,165.89	0.063%

TOTAL		222,522	$569,613,295.59	100.00%		226,788	$578,221,493.66	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2014 - 03/31/2014, Distribution Date 04/25/2014

IV. 2010-1 Portfolio Characteristics (cont’d)

	03/31/2014	02/28/2014
Pool Balance	$572,913,019.25	$581,647,988.84
Outstanding Borrower Accrued Interest	$5,331,014.81	$5,451,756.91
Borrower Accrued Interest to be Capitalized	$3,299,723.66	$3,426,495.18
Total # Loans	222,522	226,788
Total # Borrowers	90,750	92,626
Weighted Average Coupon	2.59%	2.59%
Weighted Average Remaining Term	99.55	99.36
Non-Reimbursable Losses	$55,509.83	$66,899.12
Cumulative Non-Reimbursable Losses	$4,141,105.03	$4,085,595.20
Since Issued Constant Prepayment Rate (CPR)	1.19%	1.25%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$20,996.84	$56,313.14
Cumulative Rejected Claim Repurchases	$3,382,504.67	$3,361,507.83
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$748,255.53	$689,695.57
Borrower Interest Accrued	$1,106,922.45	$1,015,390.69
Interest Subsidy Payments Accrued	$121,259.47	$110,284.82
Special Allowance Payments Accrued	$76,679.89	$70,536.83

Page 5 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2014 - 03/31/2014, Distribution Date 04/25/2014

V. 2010-1 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	2.53%	133,553	287,195,399.41	50.419%
- GSL - Unsubsidized	2.54%	81,919	247,604,979.20	43.469%
- PLUS (2) Loans	3.39%	6,478	32,581,520.71	5.720%
- SLS (3) Loans	3.59%	572	2,231,396.27	0.392%
- Consolidation Loans	0.00%	0	-	0.000%

Total	2.59%	222,522	$569,613,295.59	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	2.60%	164,311	453,215,776.01	79.566%
- Two Year	2.53%	49,427	98,597,415.63	17.310%
- Technical	2.67%	7,899	15,933,719.60	2.797%
- Other	2.51%	885	1,866,384.35	0.328%

Total	2.59%	222,522	$569,613,295.59	100.000%

* Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2014 - 03/31/2014, Distribution Date 04/25/2014

VI. 2010-1 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$9,753,564.07

A		Primary Servicing Fee	$371,555.74	$9,382,008.33

B		Administration Fee	$6,667.00	$9,375,341.33

C		Class A Noteholders’ Interest Distribution Amount	$259,311.80	$9,116,029.53

D		Class B Noteholders’ Interest Distribution Amount	$33,389.85	$9,082,639.68

E		Class A Noteholders’ Principal Distribution Amount	$8,756,807.01	$325,832.67

F		Class B Noteholders’ Principal Distribution Amount	$-	$325,832.67

G		Reserve Account Reinstatement	$-	$325,832.67

H		Unpaid Expenses of The Trustees	$-	$325,832.67

I		Carryover Servicing Fee	$-	$325,832.67

J		Remaining Amounts to the Noteholders after the first auction date	$-	$325,832.67

K		Excess Distribution Certificateholder	$325,832.67	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$569,613,295.59

	B	Interest to be Capitalized	$3,299,723.66

	C	Capitalized Interest Account Balance	$-

	D	Reserve Account Balance (after any reinstatement)	$1,432,282.55

	E	Less: Specified Reserve Account Balance	$(1,432,282.55)

	F	Total	$572,913,019.25

	G	Class A Notes Outstanding (after application of available funds)	$534,565,301.80

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2014 - 03/31/2014, Distribution Date 04/25/2014

VII. 2010-1 Distributions
Distribution Amounts
	A	B

Cusip/Isin	78445XAA4	78445XAB2
Beginning Balance	$543,322,108.81	$36,780,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.40%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	3/25/2014	3/25/2014
Accrual Period End	4/25/2014	4/25/2014
Daycount Fraction	0.08611111	0.08611111
Interest Rate*	0.55425%	1.05425%
Accrued Interest Factor	0.000477271	0.000907826
Current Interest Due	$259,311.80	$33,389.85
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-
Total Interest Due	$259,311.80	$33,389.85
Interest Paid	$259,311.80	$33,389.85
Interest Shortfall	$-	$-
Principal Paid	$8,756,807.01	$-
Ending Principal Balance	$534,565,301.80	$36,780,000.00
Paydown Factor	0.007389711	0.000000000
Ending Balance Factor	0.451109959	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/ extracts/abrate.txt.

Page 8 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2014 - 03/31/2014, Distribution Date 04/25/2014

VIII. 2010-1 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$580,102,108.81
	Adjusted Pool Balance	$574,345,301.80
	Overcollateralization Amount	$3,000,000.00
	Principal Distribution Amount	$8,756,807.01
	Principal Distribution Amount Paid	$8,756,807.01
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,454,119.97
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,454,119.97
	Required Reserve Acct Balance	$1,432,282.55
	Release to Collection Account	$21,837.42
	Ending Reserve Account Balance	$1,432,282.55
C	Capitalized Interest Account
	Beginning Period Balance	$-
	Transfers to Collection Account	$-
	Ending Balance	$-
D	Floor Income Rebate Account
	Beginning Period Balance	$90,191.67
	Deposits for the Period	$98,694.72
	Release to Collection Account	$-
	Ending Balance	$188,886.39
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2014 - 03/31/2014, Distribution Date 04/25/2014